Short term investments, deposits and other assets - Summary of Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short term:
Short term investments	$ 42,919	$ 55,440
Others	11,091	18,030
Sub-Total	37,544	38,650
Fair value of derivative instruments		525
Total	37,544	39,175
Long term:
Long term investments – restricted	1,339
Others	848	8,657
Sub-Total	55,547	54,063
Fair value of derivative instruments		11
Total	55,547	54,074
Deposits with Lessors [member]
Short term:
Deposits with lessors	19,944	11,963
Long term:
Deposits with lessors	41,098	35,374
Guarantee Deposits [member]
Short term:
Guarantee deposits	6,509	8,657
Long term:
Guarantee deposits	$ 12,262	$ 10,032